Note 8 - Fair Value - Reconciliation Of Changes In Fair Value Measurement - Assets (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Asseets fair value reconciliation abstract
Assets at the beginning of the period		€ 731,856	€ 749,855
Changes in fair value level 3 abstract
Acquisitions Disposals Liquidations Assets		32
Assets at the end of the period		690,059	731,856	€ 749,855
Level 3 [Member]
Asseets fair value reconciliation abstract
Assets at the beginning of the period		822	463	601
Changes in fair value level 3 abstract
Group Incorporations Assets		0	0	148
Changes in FV recognized in P&L Assets	[1]	(24)	33	124
Changes in FV recognized in OCI Assets		(45)	(81)	27
Acquisitions Disposals Liquidations Assets	[2]	32	438	(510)
Net Inflows Level 3 Assets		106	16	145
Exchange Differences And Others Assets		(55)	(47)	(71)
Assets at the end of the period		€ 835	€ 822	€ 463

[1]

(*) Profit or loss that is attributable to gains or losses relating to those financial assets and liabilities held as of December 31, 2017, 2016 and 2015. Valuation adjustments are recorded under the heading “Gains (losse s) on financial assets and liabilities, net”.

[2]

(**) Of which, in 2017, the assets roll forward is comprised of € 432 million of acquisitions, € 348 millions of disposals and € 51 millions of liquidations. The liabilities roll forward is comprised of € 403 mil lion of acquisitions and € 83 millions of liquidations .